SUPPLEMENT DATED MAY 1, 2007

TO PROSPECTUSES DATED MAY 1, 2007
FOR SUN LIFE FINANCIAL MASTERS®  CHOICE NY
SUN LIFE FINANCIAL MASTERS® EXTRA NY
SUN LIFE FINANCIAL MASTERS® FLEX NY
SUN LIFE FINANCIAL MASTERS® REWARD NY
SUN LIFE FINANCIAL MASTERS® SELECT NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

Two of the living benefit riders described in the above prospectuses, the Income ON DemandSM Rider and the Retirement Asset ProtectorSM Rider, are not currently available for sale in New York.